Financial Assets And Financial Liabilities - Summary of Credit Risk Exposure (Detail) - Trade receivables [member] - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 21, 2018
Disclosure of credit risk exposure [line items]
Financial assets	$ 23,260	$ 52,679	$ 55,915
Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial assets	23,263	52,779		$ 56,172
Gross carrying amount [member] | Current [member]
Disclosure of credit risk exposure [line items]
Financial assets	18,236	46,490		44,374
Gross carrying amount [member] | Later than three months [member]
Disclosure of credit risk exposure [line items]
Financial assets	5,024	6,189		7,965
Gross carrying amount [member] | Later than three months and not later than one year [member]
Disclosure of credit risk exposure [line items]
Financial assets	3	100		3,833
Expected Credit Loss [Member]
Disclosure of credit risk exposure [line items]
Financial assets	(3)	(100)		(257)
Expected Credit Loss [Member] | Later than three months and not later than one year [member]
Disclosure of credit risk exposure [line items]
Financial assets	$ (3)	$ (100)		$ (257)